Marketable Securities - Summary of Contractual Maturities of Marketable Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Amortized cost due within one year	$ 233,615	$ 95,188
Fair value due within one year	233,992	95,232
Amortized cost due in one to two years	37,327	58,282
Fair value due in one to two years	37,545	58,563
Amortized Cost	270,942	153,470
Fair Value	$ 271,537	$ 153,795